Share-Based Compensation (Information) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Average share price	$ 25.67	$ 20.49